SECURED CONVERTIBLE NOTE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Notes Payable and Related Discounts

A summary of notes payable and related discounts as of December 31, 2016 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount

Related parties
Secured Convertible notes payable	$2,997,483	$(41,076)	$2,956,407
Secured Convertible Line of Credit	5,695,000	(735,326)	4,959,674
Less current portion	—	—	—
Secured convertible notes payable and line of credit, net of current portion	$8,692,483	$(776,402)	$7,916,081

A summary of notes payable and related discounts as of December 31, 2015 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount

Related parties
Secured Convertible notes payable	$2,997,483	$(51,365)	$2,946,118
Secured Convertible Line of Credit	3,265,000	(518,664)	2,746,336
Less current portion	—	—	—
Secured convertible notes payable and line of credit, net of current portion	$6,262,483	$(570,029)	$5,692,454